Offerings - Offering: 1	Aug. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	9,518,618
Proposed Maximum Offering Price per Unit	2.36
Maximum Aggregate Offering Price	$ 22,463,938.48
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,439.23
Offering Note	(1) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover an indeterminate number of additional shares of common stock to be offered or issued from stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, on the basis of the average of the high and low prices for a share of the registrant's common stock as reported on the Nasdaq Capital Market on August 8, 2025, which date is a date within five business days of the filing of this registration statement.